Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 711,077		¥ 699,008		¥ 679,432
Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		9,446		7,976
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	138,443		157,012
Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	225,879		206,632
Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	79,323		75,971
Japan | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	121		1,105
Japan | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	122,950		122,264
Japan | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	21,136		21,098
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[7]	24,144		21,790
Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[8]	70,204		67,235
Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	19,431		17,925
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		269,745		259,177		256,341
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		2,377		8,091
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	30,916		33,103
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	78,129		65,671
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	26,424		28,296
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		960		982
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	75,785		81,683
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	36,484		36,216
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	18,670		5,135
Level 1 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		143,537		160,828
Level 1 | Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		9,446		7,976
Level 1 | Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	134,091		152,852
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		32,191		39,874
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		2,377		8,091
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	29,814		31,783
Level 2 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		453,761		431,230
Level 2 | Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	4,352		4,160
Level 2 | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	225,879		206,632
Level 2 | Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	79,323		75,971
Level 2 | Japan | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	121		1,105
Level 2 | Japan | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	122,950		122,264
Level 2 | Japan | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	21,136		21,098
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		193,546		189,448
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	1,102		1,320
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	78,129		65,671
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	21,121		21,370
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		960		982
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	75,785		81,683
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	10,508		13,287
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	5,941		5,135
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		113,779		106,950		99,562
Level 3 | Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		24,144	[7]	21,790	[7]	31,852
Level 3 | Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		70,204	[8]	67,235	[8]	60,395
Level 3 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		19,431	[9]	17,925	[9]	7,315
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		44,008		29,855		31,124
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		5,303	[12]	6,926	[12]	7,000
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		25,976	[9]	¥ 22,929	[9]	¥ 24,124
Level 3 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	¥ 12,729

[1]	Includes approximately 48 percent and 52 percent of Japanese equity securities, and 52 percent and 48 percent of foreign equity securities for the fiscal years ended March 31, 2017 and 2018, respectively.
[2]	Includes approximately 46 percent and 49 percent of debt securities issued by Japanese national and local governments, and 54 percent and 51 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2017 and 2018, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 48 percent and 51 percent of investments in equity, 51 percent and 48 percent of investments in fixed income, and 1 percent and 1 percent of investments in other for the fiscal years ended March 31, 2017 and 2018, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily private real estate investment trusts.
[10]	Includes primarily foreign equity securities.
[11]	Includes primarily foreign government debt securities.
[12]	Includes primarily foreign corporate debt securities.
[13]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[14]	Represents annuity contracts with or without profit sharing.